INVESTMENT IN FUNDS - SECURITIZE, INC. AND SUBSIDIARIES	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Summary of Investment Holdings [Line Items]
INVESTMENT IN FUNDS	INVESTMENT IN FUNDS
Investments in Tokenized Fund Interests
The Company holds investments in STAC, HLSCOPE, ACRED, VBILL, and sVBILL (together, the “Equity Tokens”). Each of these instruments represents a tokenized ownership interest in a corresponding investment fund and therefore is not within the scope of ASC 350-60. The Company’s VBILL and sVBILL holdings of $77,489 and $5,000,000 are classified as a cash equivalent and a receipt token held at cost less impairment, respectively as of March 31, 2026 and $14,813 and $5,000,000, respectively as of December 31, 2025.
The remaining Equity Tokens, consisting of STAC, HLSCOPE, and ACRED, represent non-voting, non-redeemable participating shares issued as part of the funds’ respective share capital. The investment for each of these Equity Tokens are recorded on the unaudited condensed consolidated balance sheets in ‘Investments in tokenized assets’ as of March 31, 2026 and December 31, 2025.
INVESTMENT IN FUNDS
Investments in Tokenized Fund Interests
The Company holds investments in STAC, HLSCOPE, ACRED, VBILL, and sVBILL (together, the “Equity Tokens”). Each of these instruments represents a tokenized ownership interest in a corresponding investment fund and therefore is not within the scope of ASC 350-60. The Company’s VBILL and sVBILL holdings of $14,813 and $5,000,000 are classified as a cash equivalent and a receipt token held at cost less impairment, respectively (See Note 2).
The remaining Equity Tokens, consisting of STAC, HLSCOPE, and ACRED, represent non-voting, non-redeemable participating shares issued as part of the funds’ respective share capital. Therefore, the Company concluded that the instruments meet the definition of an equity security under ASC 321. The Company notes that these Equity Tokens are not traded on an exchange, do not have observable market prices, and do not meet any of the conditions for “readily determinable fair value” in the ASC 820 Master Glossary. Therefore, the Company elected to apply the Net Asset Value (“NAV”) practical expedient for the Equity Tokens. The investment is recorded on the consolidated balance sheets in ‘Investments in tokenized assets’ as of December 31, 2025. The change in NAV for these Equity Tokens were not significant for the year ended December 31, 2025.